SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 97.9%	Value
	Australia: 3.0%
28,890	Sonic Healthcare Ltd.	$672,864

	Denmark: 3.4%
4,860	Novo Nordisk A/S	768,210

	France: 6.3%
11,510	Danone SA	715,378
4,210	Schneider Electric SE	701,664
		1,417,042
	Germany: 5.9%
3,351	Deutsche Boerse AG	652,150
8,615	Henkel AG & Company KGaA	673,254
		1,325,404
	Ireland: 2.8%
7,836	Medtronic PLC	631,738

	Sweden: 2.7%
47,478	Atlas Copco	601,715

	Switzerland: 8.1%
19,611	ABB Ltd.	672,383
5,158	Nestle SA	628,352
1,891	Roche Holding AG	539,326
		1,840,061
	Taiwan: 3.1%
7,589	Taiwan Semiconductor Manufacturing Co., Ltd.	705,929

	United Kingdom: 8.2%
13,105	Diageo PLC	584,228
8,452	Reckitt Benckiser Group PLC	642,031
11,984	Unilever PLC	619,402
		1,845,661
	United States: 54.4%
3,737	AbbVie Inc.	595,566
8,614	Aflac Inc.	555,775
3,109	Arthur J Gallagher & Co.	594,783
867	BlackRock Inc.	580,127
1,152	Broadcom Inc.	739,054
12,467	Cisco Systems Inc.	651,712
3,383	CME Group Inc.	647,912
3,841	Eaton Corp. PLC	658,117
6,442	Emerson Electric Co.	561,356
2,732	Illinois Tool Works Inc.	665,105
3,421	Johnson & Johnson	530,255
2,443	Microsoft Corp.	704,317
9,064	Mondelez International Inc.	631,942
7,816	Otis Worldwide Corp.	659,670

SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 97.9%	Value
	Common Stocks (Continued)
	United States (Continued)
4,979	Paychex Inc.	$570,544
3,348	PepsiCo Inc.	610,340
4,102	Procter & Gamble Co/The	609,926
3,460	Texas Instruments Inc.	643,595
9,642	The Coca-Cola Co. - ADR	598,093
20,276	VF Corp.	464,523
		12,272,712

	Total Common Stocks (Cost $17,102,297)	22,081,336

	Total Investments in Securities (Cost $17,102,297): 97.9%	22,081,336
	Other Assets less Liabilities: 2.1%	464,397
	Net Assets: 100.0%	$22,545,733

ADR - American Depository Receipt

PLC - Public Limited Company